SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Aug. 28, 2020 USD ($) large_range_2_tanker $ / shares	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) large_range_2_tanker
Subsequent Event [Line Items]
Remaining cost of vessels under construction			$ 161.1
Number of newbuild vessels | large_range_2_tanker			4
Subsequent Event
Subsequent Event [Line Items]
Remaining cost of vessels under construction	$ 161.1
Number of newbuild vessels | large_range_2_tanker	4
Dividends declared (in USD per share) | $ / shares	$ 0.50
Senior Secured Term Loan Facility, $328.6 million | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount		$ 328.6
Interest rate amortization profile		18 years
Senior Secured Term Loan Facility, $328.6 million | London Interbank Offered Rate (LIBOR) | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		1.90%
Existing Loan Facility Due December 2020
Subsequent Event [Line Items]
Long-term debt			$ 300.1
Senior Secured Term Loan Facility, $133.7 million | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount	$ 133.7
Interest rate amortization profile	17 years
Debt instrument, term	12 years